Fees and Expenses - Gateway Trust - Classes A, C, N, and Y	Dec. 31, 2025
Gateway Equity Call Premium Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees & Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 47 of the Prospectus, in Appendix A to the Prospectus and on page 89 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Shareholder Fees [Table]

(fees paid directly from your investment)	Class A	Class C	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None[1]	1.00%	None	None
Redemption fees	None	None	None	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class Y
Management fees	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.22%	0.22%	0.49%	0.22%
Total annual fund operating expenses	1.05%	1.80%	1.07%	0.80%
Fee waiver and/or expense reimbursement[1],[2]	0.12%	0.12%	0.44%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	1.68%	0.63%	0.68%
[2],[3]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If shares are redeemed:
Expense Example, With Redemption [Table]

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$664	$879	$1,110	$1,774
Class C	$271	$555	$964	$1,909
Class N	$64	$297	$547	$1,266

If shares are redeemed:	1 year	3 years	5 years	10 years
Class Y	$69	$243	$432	$979

Expense Example, No Redemption, By Year, Caption [Text]	If shares are not redeemed:
Expense Example, No Redemption [Table]

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$171	$555	$964	$1,909

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%
Gateway Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees & Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 47 of the Prospectus, in Appendix A to the Prospectus and on page 89 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]

(fees paid directly from your investment)	Class A	Class C	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None[1]	1.00%	None	None
Redemption fees	None	None	None	None
[4]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class Y
Management fees	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.13%	0.14%	0.06%	0.14%
Total annual fund operating expenses	0.97%	1.73%	0.65%	0.73%
Fee waiver and/or expense reimbursement[1]	0.03%	0.03%	0.00%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	1.70%	0.65%	0.70%
[5]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for the Class A, Class C and Class Y shares are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If shares are redeemed:
Expense Example, With Redemption [Table]

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$665	$863	$1,078	$1,694
Class C	$273	$542	$936	$1,837
Class N	$66	$208	$362	$810

If shares are redeemed:	1 year	3 years	5 years	10 years
Class Y	$72	$230	$403	$904

Expense Example, No Redemption, By Year, Caption [Text]	If shares are not redeemed:
Expense Example, No Redemption [Table]

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$173	$542	$936	$1,837

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%

[1]
1	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[2]
1	Gateway Investment Advisers, LLC (“Gateway” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.93%, 1.68%, 0.63%, and 0.68% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[3]
2	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[4]
1	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

[5]
1	Gateway Investment Advisers, LLC (“Gateway” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94%, 1.70%, 0.65%, and 0.70% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.